Note 8 - Fair Value Measurements (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Fair Value Adjustment of Warrants	$ (15,390,000)	$ 0	$ (1,452,000)	$ 0	$ (6,095,170)
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative Liability, Total					11,908,671
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Investments, Fair Value Disclosure, Total					69,382,121
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | US Treasury Securities [Member]
Investments, Fair Value Disclosure, Total					$ 69,378,000